Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit before tax	£ 1,510	£ 1,330	£ 2,149
Non-cash items included in profit:
– Depreciation and amortisation	325	303	290
– Loss from disposal of mortgage portfolio	0	31	0
– Provisions for other liabilities and charges	599	706	336
– Impairment losses	207	93	196
– Other non-cash items	3	66	(799)
– Pension charge for defined benefit pension schemes	8	13	13
Non-cash items included in profit	1,142	1,212	36
Net change in operating assets and liabilities:
– Cash and balances at central banks	140	747	(87)
– Derivative assets	282	208	967
– Other financial assets at fair value through profit or loss	76	196	27
– Loans and advances to banks and customers	(3,245)	8,331	12,538
– Reverse repurchase agreements - non-trading	(7,340)	2,130	(5,120)
– Other assets	(74)	114	(144)
– Deposits by banks and customers	(844)	(15,530)	(10,982)
– Repurchase agreements - non-trading	412	206	429
– Derivative liabilities	(6)	(174)	(117)
– Other financial liabilities at fair value through profit or loss	241	179	102
– Debt securities in issue	64	209	(219)
– Other liabilities	(227)	(1,402)	(1)
Net change in operating assets and liabilities	(10,521)	(4,786)	(2,607)
Corporation taxes paid	(60)	(219)	(539)
Effects of exchange rate differences	(407)	(18)	(616)
Net cash flows from operating activities	(8,336)	(2,481)	(1,577)
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(412)	(533)	(393)
Proceeds from sale of property, plant and equipment and intangible assets	162	148	175
Purchase of financial assets at amortised cost and financial assets at FVOCI	(1,981)	(10,343)	(10,899)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	5,184	6,183	8,362
Net cash flows from investing activities	2,953	(4,545)	(2,755)
Cash flows from financing activities
Issue of other equity instruments	500	400	0
Issue of debt securities and subordinated notes	9,842	8,396	6,415
Issuance costs of debt securities and subordinated notes	(32)	(30)	(18)
Repayment of debt securities and subordinated notes	(4,631)	(6,531)	(6,409)
Repurchase of other equity instruments	(500)	(500)	0
Dividends paid on ordinary shares	0	(1,295)	(1,538)
Dividends paid on other equity instruments	(142)	(139)	(133)
Principal elements of lease payments	(23)	(33)	(48)
Net cash flows from financing activities	5,014	268	(1,731)
Change in cash and cash equivalents	(369)	(6,758)	(6,063)
Cash and cash equivalents at beginning of the year	32,437	39,210	45,332
Effects of exchange rate changes on cash and cash equivalents	(12)	(15)	(59)
Cash and cash equivalents at the end of the year	32,056	32,437	39,210
Cash and cash equivalents consist of:
Cash and balances at central banks	32,599	33,067	40,523
Less: restricted balances	(1,440)	(1,580)	(2,327)
Cash and bank balances at central banks less regulatory minimum cash balances	31,159	31,487	38,196
Other cash equivalents: Loans and advances to banks - non-trading	897	950	1,014
Cash and cash equivalents at the end of the year	£ 32,056	£ 32,437	£ 39,210